Stock-Based Compensation (Summary Of Restricted Stock Awards Activity) (Details) - Restricted Stock [Member] - shares		3 Months Ended
	Oct. 01, 2018	Dec. 31, 2018
RSUs
Vested (in shares)		(24,388)
Forfeited (in shares)		(4,136)
Total outstanding at the end of the period (in shares)	250,014	221,490
Frontdoor Employees [Member]
RSUs
Vested (in shares)		(7,200)
Forfeited (in shares)		(4,136)
Total outstanding at the end of the period (in shares)	143,697	132,361
ServiceMaster Employees [Member]
RSUs
Vested (in shares)		(17,188)
Total outstanding at the end of the period (in shares)	106,317	89,129